Related Party Transactions - Schedule of Corporate Costs From Transactions With Related Party (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Allocated corporate costs (income)	$ 338,523	$ 3,321,308	$ 1,624,245	$ 7,909,182
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Allocated corporate costs (income)	265,747	515,353	988,198	1,272,764
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Allocated corporate costs (income)	$ 72,776	$ 2,805,955	$ 636,047	$ 6,636,418